UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Presima Inc.
Address: 1000, place Jean-Paul-Riopelle
         Centre CDP Capital
         Montreal, Quebec, Canada  H2Z 2B6

13F File Number:  28-12496

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jean-Guy Talbot
Title:     President
Phone:     514-673-1380

Signature, Place, and Date of Signing:

     /s/ Jean-Guy Talbot     Montreal, Quebec, Canada     August 06, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     15

Form13F Information Table Value Total:     $234,373 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALEXANDRIA REAL ESTATE EQ IN   COM              015271109    42084   434660 SH       SOLE                   434660        0        0
ESSEX PPTY TR INC              COM              297178105     4989    42900 SH       SOLE                    42900        0        0
HERSHA HOSPITALITY TR          SH BEN INT A     427825104     6192   523900 SH       SOLE                   523900        0        0
HIGHWOODS PPTYS INC            COM              431284108    16631   443500 SH       SOLE                   443500        0        0
HOST HOTELS & RESORTS INC      COM              44107P104    22634   979000 SH       SOLE                   979000        0        0
INNKEEPERS USA TR              COM              4576J0104     5791   326600 SH       SOLE                   326600        0        0
LAS VEGAS SANDS CORP           COM              517834107     2164    28330 SH       SOLE                    28330        0        0
MERUELO MADDUX PROPERTIES IN   COM              590473104     6655   815600 SH       SOLE                   815600        0        0
NATIONWIDE HEALTH PPTYS INC    COM              638620104    26248   965000 SH       SOLE                   965000        0        0
PROLOGIS                       SH BEN INT       743410102    19904   349800 SH       SOLE                   349800        0        0
PS BUSINESS PKS INC CALIF      COM              69360J107    21292   336000 SH       SOLE                   336000        0        0
QUADRA REALTY TRUST INC        COM              746945104     4990   398900 SH       SOLE                   398900        0        0
SIMON PPTY GROUP INC NEW       COM              828806109    23316   250600 SH       SOLE                   250600        0        0
UDR INC                        COM              902653104    17826   677800 SH       SOLE                   677800        0        0
VENTAS INC                     COM              92276F100    13657   376750 SH       SOLE                   376750        0        0